Discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Continuing operations	$ 9,410,097	$ 9,032,724	$ 14,450,094
Total operating expenses	16,136,260	23,789,498	27,429,611
Other income	(3,989)	0	0
Net income (loss) from discontinued operations	$ 0	$ 0	3,096,834
Discontinued Operations [Member]
Statement [Line Items]
Continuing operations			1,185,600
Total operating expenses			1,185,600
Loss from discontinued operations			(1,185,600)
Other income			(32,852)
Gain on sale of property and plant			(4,249,582)
Net income (loss) from discontinued operations			$ 3,096,834